Trade and Other Payables (Schedule of Trade and Other Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade Payables	$ 95,036	$ 136,505
Accrued expenses and other payables	10,833	11,479
Government institutions	2,083	2,459
Employees And Payroll Institutions Liabilities Current	14,491	11,625
Interest payable	4,472	5,213
Others	6,500	4,256
Other current liabilities	$ 133,415	$ 171,537